Long-term incentive plans based on Telefónica, S.A. shares	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Long-term incentive plans based on Telefónica, S.A. shares	Long-term incentive plans based on Telefónica, S.A. shares
Long-term incentive plan based on Telefónica, S.A. shares: Performance Share Plan 2021-2025
At the General Shareholders’ Meeting held on April 23, 2021, a long-term incentive plan was approved, consisting of the delivery of shares of Telefónica, S.A. aimed at senior executive officers of the Telefónica Group, including the Executive Directors of Telefónica, S.A. The plan consists of the delivery to the participants of a certain number of shares of Telefónica, S.A. based on compliance with the objectives established for each of the cycles into which the plan is divided.
The number of shares to be delivered depends (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. with regard to the TSRs of a comparison group made up of companies of the telecommunication sector, weighted by its relevance for Telefónica, (ii) 40% on the generation of Free Cash Flow of Telefónica Group ("FCF"), and (iii) 10% on CO2 Emission Neutralization, in line with the goal set by the Company.
The plan has a duration of five years and is divided into three cycles of three years each. Performance assesment is carried out on the basis of the evolution of the share price, as well as the audited results of the Company, prior to their validation by the Nominating, Compensation and Corporate Governance Committee.
•The first cycle commenced on January 1, 2021 and ended on December 31, 2023. The maximum number of shares assigned to this cycle of the plan was 19,425,499 and the outstanding shares at December 31, 2023 were 17,728,523, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	9,712,749	8,864,262	2.64
FCF Objective	7,770,200	7,091,409	3.15
CO2 E.N. Objective	1,942,550	1,772,852	3.15
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 89.45% was reached.
•The second cycle commenced on January 1, 2022 and ended on December 31, 2024. The maximum number of shares assigned to this cycle of the plan was 15,069,650 and the outstanding shares at December 31, 2024 were 13,851,509, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	7,534,825	6,925,755	2.43
FCF Objective	6,027,860	5,540,604	2.95
CO2 E.N. Objective	1,506,965	1,385,150	2.95
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 100% was reached.
•The third cycle commenced on January 1, 2023 and will end on December 31, 2025. The maximum number of shares assigned to this cycle of the plan was 16,618,564 and the outstanding shares at December 31,
2024 were 15,856,658, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	8,309,282	7,928,329	1.77
FCF Objective	6,647,426	6,342,664	2.81
CO2 E.N. Objective	1,661,856	1,585,665	2.81
Long-term incentive plan in Telefónica, S.A. shares: Performance Share Plan 2024-2028
The General Shareholders' Meeting of Telefónica, S.A. held on April 12, 2024 approved a long-term incentive plan consisting of the delivery of Telefónica, S.A. shares to executives of the Telefónica Group, including the Executive Directors of Telefónica, S.A. The plan consists of the delivery of a certain number of Telefónica, S.A. shares based on the fulfillment of the objectives established for each of the cycles into which the plan is divided.
The number of shares to be delivered depends on (i) 50% on the total shareholder return ("TSR") objective of Telefónica, S.A. shares being met; with respect to the TSRs of a comparison group of companies in the telecommunications sector weighted according to their relevance to Telefónica, (ii) 40% on the Telefónica Group's free cash flow generation (the "FCF"), (iii) 5% on the Neutralization of CO2 Emissions and (iv) 5% on the number of women in executive positions, in line with the objective set by the Company.
The plan has a total duration of five years and is divided into three cycles of three years each. The assessment of the degree of compliance is carried out on the basis of the evolution of the share price, as well as the results audited by the Company's internal and external auditor, prior to their validation by the Nominating, Compensation and Corporate Governance Committee.
The first cycle of the plan began on January 1, 2024 and will end on December 31, 2026. The maximum number of shares assigned in this first cycle was 15,353,759, of which 15,317,175 remained outstanding as of December 31, 2024, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	7,676,879	7,658,587	2.85
FCF Objective	6,141,504	6,126,870	3.42
CO2 E.N. Objective	767,688	765,859	3.42
Women in executive positions	767,688	765,859	3.42
Long-term incentive plan based on Telefónica, S.A. shares: Talent for the Future Share Plan 2021-2025 (TFSP)
At its meeting on March 17, 2021, the Telefónica, S.A.'s Board of Directors agreed to launch a new installment of the long-term incentive plan Talent for the Future Share Plan.
The term of this plan was also five years and it is divided into three cycles. As in the case of the Performance Share Plan 2021-2025 described above, the number of shares to deliver will depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. with regard to the TSRs of a comparison group made up of companies of the telecommunication sector, weighted by its relevance for Telefónica, (ii) 40% on the generation of Free Cash Flow of Telefónica Group ("FCF"), and (iii) 10% on CO2 Emission Neutralization, in line with the goal set by the Company.
•The first cycle commenced on January 1, 2021 and ended on December 31, 2023. The maximum number of shares assigned to this cycle of the plan was 1,751,500 and the outstanding shares at December 31, 2023 were 1,557,000, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	875,750	778,500	2.64
FCF Objective	700,600	622,800	3.15
CO2 E.N. Objective	175,150	155,700	3.15
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 89.45% was reached.
•The second cycle commenced on January 1, 2022 and ended on December 31, 2024. The maximum number of shares assigned to this cycle of the plan was 1,646,500 and the outstanding shares at December 31, 2024 was 1,458,000, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	823,250	729,000	2.43
FCF Objective	658,600	583,200	2.95
CO2 E.N. Objective	164,650	145,800	2.95
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 100% was reached.
•The third cycle commenced on January 1, 2023 and will end on December 31, 2025. The maximum number of shares assigned to this cycle of the plan was 1,771,500 and the outstanding shares at December 31, 2024 was 1,663,000, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	885,750	831,500	1.77
FCF Objective	708,600	665,200	2.81
CO2 E.N. Objective	177,150	166,300	2.81
Long-term incentive plan in shares of Telefónica, S.A.: Talent for the Future Share Plan 2024-2028 (TFSP)
At its meeting on April 12, 2024,the Telefónica, S.A.'s Board of Directors agreed to launch a new installment of the long-term incentive plan "Talent for the Future Share Plan".
The term of this plan is also five years and it is divided into three cycles. As in the case of the Performance Share Plan 2024-2028 described above, the number of shares to be delivered depends on (i) 50% on the total shareholder return ("TSR") target of Telefónica, S.A. shares being met; with respect to the TSRs of a comparison group of companies in the telecommunications sector weighted according to their relevance to Telefónica, (ii) 40% on the Telefónica group's free cash flow generation (the "FCF"), (iii) 5% on the Neutralization of CO2 Emissions and (iv) 5% on the number of women in executive positions, in line with the objective set by the Company.
The plan has a duration of five years and is divided into three cycles of three years. Performance assessment has been carried out based on the evolution of the stock price and on the audited results of the Company (audited both by internal and external audit teams) prior to the approval by the Nominating, Compensation and Corporate Governance Committee.
The first cycle of the plan began on January 1, 2024 and will end on December 31, 2026. The maximum number of shares assigned in this first cycle was 1,530,500 and the outstanding shares at December 31, 2024 was 1,513,500, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	765,250	756,750	2.85
FCF Objective	612,200	605,400	3.42
CO2 E.N. Objective	76,525	75,675	3.42
Women in executive positions	76,525	75,675	3.42
Incentivized purchases of Telefónica, S.A. shares for employees
The Telefónica, S.A. Ordinary General Shareholders’ meeting on April 8, 2022 approved a voluntary plan for incentivized purchases of shares of Telefónica, S.A. for the employees of the Group. Under this Plan, employees were offered the option to acquire Telefónica, S.A. shares during a twelve-month period, with the company undertaking to deliver a certain number of free shares to participants, subject to certain requirements. The maximum amount that each employee could invest was limited to 1,800 euros. The total number of free shares to be delivered for the whole plan may never exceed 0.38% of the share capital of Telefónica, S.A. at the date of approval of the plan at the General Shareholders' Meeting.
The purchase period commenced in October 2022 and ended in September 2023. In March 2024 the vesting period of the plan will end. The plan's holding period ended in March 2024 and 10,255,044 shares were delivered to the Group's employees.